Prepayment for Purchase of a Property (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	May 06, 2021 m²	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²
Prepayment for Purchase of a Property [Line Items]
Office space totaling (in Square Meters)			2,749.3	2,749.3	2,749.3
Purchase price				$ 4.4	¥ 32
Total purchase price payable percentage			20.00%	20.00%	20.00%
Payable delivery property percentage			30.00%
Jiangxi Yueshang [Member]
Prepayment for Purchase of a Property [Line Items]
Prepayment amount	$ 2.2	¥ 16
Jiangxi Yueshang [Member] | Mr. Gang Lai [Member]
Prepayment for Purchase of a Property [Line Items]
Percentage of equity interest			5.00%	5.00%	5.00%
Mr. Gang Lai [Member]
Prepayment for Purchase of a Property [Line Items]
Percentage of equity interest			5.00%	5.00%	5.00%
Percentage of prepayment				50.00%	50.00%